Federated Hermes Government Income Securities, Inc.
(formerly, Federated Government Income Securities, Inc.)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—51.1%
	Federal Home Loan Mortgage Corporation—16.8%
$ 2,403,264	3.000%, 1/1/2033	$2,522,738
583,136	3.000%, 1/1/2043	630,190
1,050,272	3.000%, 10/1/2045	1,125,830
564,987	3.000%, 11/1/2045	605,633
675,514	3.000%, 5/1/2046	728,122
595,944	3.000%, 10/1/2046	642,356
261,979	3.000%, 11/1/2046	275,996
505,233	3.000%, 8/1/2049	527,370
2,095,058	3.500%, 7/1/2042	2,292,419
1,269,203	3.500%, 9/1/2043	1,376,074
2,679,751	3.500%, 11/1/2047	2,836,725
426,112	3.500%, 12/1/2047	451,072
1,553,484	4.000%, 12/1/2041	1,721,462
197,690	4.000%, 1/1/2042	219,066
434,598	4.000%, 3/1/2046	473,171
672,548	4.000%, 10/1/2047	727,931
687,893	4.000%, 11/1/2047	737,338
454,557	4.000%, 12/1/2047	487,230
114,401	4.000%, 4/1/2048	122,588
554,269	4.000%, 7/1/2048	593,244
36,158	4.500%, 4/1/2024	37,769
361,784	4.500%, 9/1/2039	405,654
252,560	4.500%, 8/1/2040	283,185
395,180	4.500%, 9/1/2040	443,099
724,399	4.500%, 12/1/2040	811,107
1,077,671	4.500%, 4/1/2041	1,206,664
258,415	4.500%, 2/1/2048	288,558
648,512	5.000%, 1/1/2034	736,700
187,943	5.000%, 5/1/2034	213,714
78,563	5.000%, 1/1/2036	90,384
165,983	5.000%, 4/1/2036	190,542
112,367	5.000%, 4/1/2040	129,913
165,497	5.000%, 5/1/2040	191,341
227,565	5.000%, 7/1/2040	262,888
1,060	5.500%, 4/1/2021	1,063
117,466	5.500%, 3/1/2029	131,238
1,071,128	5.500%, 5/1/2034	1,236,713
84,242	5.500%, 11/1/2037	98,538
66,427	6.000%, 4/1/2036	78,732
4	7.000%, 9/1/2030	5
123,516	7.000%, 1/1/2032	147,206
31,482	7.000%, 1/1/2032	37,434
69,392	7.000%, 4/1/2032	81,553
59,457	7.000%, 4/1/2032	69,637

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 43,806	7.000%, 4/1/2032	$52,249
140,667	7.000%, 4/1/2032	167,747
87,303	8.000%, 2/1/2031	102,760
	TOTAL	26,592,948
	Federal National Mortgage Association—18.1%
887,787	2.500%, 11/1/2049	935,586
998,496	2.500%, 12/1/2049	1,046,639
1,839,969	3.000%, 2/1/2045	1,940,715
897,305	3.000%, 10/1/2046	945,314
1,720,580	3.000%, 11/1/2046	1,812,638
583,632	3.000%, 11/1/2046	625,072
339,280	3.000%, 1/1/2047	357,432
1,136,691	3.000%, 1/1/2047	1,197,509
182,808	3.000%, 2/1/2047	197,502
2,196,566	3.000%, 12/1/2047	2,349,785
850,119	3.500%, 4/1/2026	902,269
2,244,404	3.500%, 9/1/2042	2,469,159
2,000,956	3.500%, 8/1/2046	2,149,433
977,348	3.500%, 9/1/2046	1,049,870
759,300	3.500%, 10/1/2047	826,558
485,529	3.500%, 12/1/2047	515,336
708,961	3.500%, 1/1/2048	771,981
352,663	4.000%, 2/1/2041	391,017
889,816	4.000%, 12/1/2041	986,588
690,877	4.000%, 4/1/2042	765,365
824,835	4.000%, 2/1/2048	883,608
206,013	4.000%, 2/1/2048	223,357
141,738	4.000%, 2/1/2048	152,147
1,250,879	4.000%, 2/1/2048	1,340,792
481,845	4.000%, 9/1/2048	514,101
51,651	4.500%, 10/1/2040	57,914
673,960	4.500%, 4/1/2041	754,630
13,787	5.000%, 12/1/2023	14,399
401,675	5.000%, 7/1/2034	457,690
201,559	5.500%, 9/1/2034	234,157
142,611	5.500%, 1/1/2036	166,108
119,359	5.500%, 4/1/2036	138,895
468,878	5.500%, 4/1/2036	547,905
20,347	6.000%, 10/1/2036	24,393
34,900	6.000%, 9/1/2037	41,661
66,056	6.000%, 11/1/2037	78,912
282,431	6.000%, 11/1/2037	338,529
147,853	7.500%, 7/1/2028	167,601
171,867	7.500%, 2/1/2030	199,474
8,161	8.000%, 2/1/2030	9,580
6,845	8.000%, 10/1/2030	8,012
	TOTAL	28,589,633
	Government National Mortgage Association—0.0%
730	6.000%, 5/15/2024	767
7,612	7.000%, 1/15/2028	8,594

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 11,661		7.000%, 3/15/2028	$13,165
15,148		7.000%, 10/15/2028	16,997
1,172		7.500%, 7/15/2029	1,279
1,676		7.500%, 7/15/2029	1,910
1,151		7.500%, 8/15/2029	1,316
2,734		7.500%, 9/15/2029	3,157
2,747		7.500%, 7/15/2030	3,226
17,270		7.500%, 1/15/2031	20,285
		TOTAL	70,696
	[1]	Uniform Mortgage-Backed Securities, TBA—16.2%
4,000,000		2.000%, 12/16/2035	4,164,110
2,000,000		2.000%, 12/1/2050	2,077,547
2,000,000		2.500%, 12/1/2035	2,079,061
9,500,000		2.500%, 12/1/2050	9,953,473
7,000,000		3.000%, 12/1/2050	7,312,819
		TOTAL	25,587,010
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $75,770,822)	80,840,287
		U.S. TREASURIES—21.4%
		U.S. Treasury Bonds—8.8%
600,000		2.250%, 8/15/2046	693,920
750,000		2.375%, 11/15/2049	894,287
150,000		2.750%, 11/15/2042	188,165
1,525,000		2.875%, 8/15/2045	1,964,009
1,675,000		2.875%, 5/15/2049	2,192,560
500,000		3.000%, 2/15/2047	662,562
500,000		3.000%, 2/15/2048	665,099
2,500,000		3.125%, 8/15/2044	3,337,647
450,000		4.375%, 5/15/2040	692,458
675,000		4.500%, 2/15/2036	1,002,086
1,250,000		6.000%, 2/15/2026	1,610,305
		TOTAL	13,903,098
		U.S. Treasury Notes—12.6%
2,000,000		0.250%, 6/15/2023	2,003,577
2,000,000		0.250%, 5/31/2025	1,993,372
1,000,000		0.375%, 9/30/2027	984,842
525,000		1.375%, 9/30/2023	542,666
500,000		1.625%, 11/15/2022	514,354
3,000,000		2.000%, 2/15/2023	3,120,574
1,000,000		2.125%, 5/15/2025	1,079,723
600,000		2.250%, 11/15/2027	667,445
2,000,000		2.375%, 1/31/2023	2,095,516
1,500,000		2.500%, 3/31/2023	1,581,324
1,500,000		2.500%, 1/31/2024	1,608,530
1,000,000		2.750%, 7/31/2023	1,068,336
1,700,000		2.875%, 9/30/2023	1,828,911
750,000		2.875%, 8/15/2028	873,762
		TOTAL	19,962,932
		TOTAL U.S. TREASURIES (IDENTIFIED COST $30,096,065)	33,866,030

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.6%
		Agency Commercial Mortgage-Backed Securities—10.7%
$ 1,382,220		FHLMC REMIC, Series K015, Class A2, 3.230%, 7/25/2021	$1,398,224
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,651,613
2,529,529		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	2,654,967
1,639,302		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	1,707,982
3,000,000		FHLMC REMIC, Series K737, Class A2, 2.525%, 10/25/2026	3,273,252
3,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	3,256,652
2,889,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,988,863
		TOTAL	16,931,553
		Non-Agency Commercial Mortgage-Backed Securities—0.9%
1,400,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,449,309
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,560,788)	18,380,862
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.6%
	[2]	Federal Home Loan Mortgage Corporation—1.3%
155,684		REMIC, Series 3331, Class FC, 0.570% (1-month USLIBOR +0.430%), 6/15/2037	157,196
806,317		REMIC, Series 4273, Class PF, 0.540% (1-month USLIBOR +0.400%), 11/15/2043	812,552
357,954		REMIC, Series 4901, Class GF, 0.600% (1-month USLIBOR +0.450%), 7/25/2049	359,908
781,932		REMIC, Series 4937, Class MF, 0.600% (1-month USLIBOR +0.450%), 12/25/2049	787,140
		TOTAL	2,116,796
	[2]	Federal National Mortgage Association—7.4%
1,296,316		REMIC, Series 2016-83, Class FA, 0.650% (1-month USLIBOR +0.500%), 11/25/2046	1,305,979
746,354		REMIC, Series 2017-90, Class WF, 0.500% (1-month USLIBOR +0.350%), 11/25/2047	748,491
4,587,180		REMIC, Series 2018-71, Class FA, 0.450% (1-month USLIBOR +0.300%), 9/25/2048	4,601,549
1,157,202		REMIC, Series 2019-30, Class FB, 0.550% (1-month USLIBOR +0.400%), 7/25/2049	1,166,625
806,231		REMIC, Series 2019-33, Class FB, 0.600% (1-month USLIBOR +0.450%), 7/25/2049	811,342
1,391,757		REMIC, Series 2019-39, Class FA, 0.550% (1-month USLIBOR +0.400%), 8/25/2049	1,401,824
407,261		REMIC, Series 2019-47, Class FB, 0.550% (1-month USLIBOR +0.400%), 5/25/2040	410,009
1,171,198		REMIC, Series 2019-56, Class AF, 0.550% (1-month USLIBOR +0.400%), 10/25/2049	1,180,109
		TOTAL	11,625,928
		Government National Mortgage Association—0.6%
854,533		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	893,347
		Non-Agency Mortgage-Backed Securities—0.3%
145,834		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	84,361
392,214		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	400,997
		TOTAL	485,358
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,996,190)	15,121,429
		ASSET-BACKED SECURITIES—5.6%
		Auto Receivables—2.9%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	395,007
1,450,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,475,378
700,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	716,532
1,345,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,347,987
600,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	618,091
		TOTAL	4,552,995
		Other—0.0%
87,792		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	88,805
		Student Loans—2.7%
697,036		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	704,278
1,321,998		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,334,915
925,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	934,010

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 1,297,662	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.249% (1-month USLIBOR +1.100%), 7/15/2053	$1,305,501
		TOTAL	4,278,704
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,791,298)	8,920,504
		GOVERNMENT AGENCIES—4.9%
		Federal Home Loan Bank System—1.6%
2,470,000		0.500%, 4/14/2025	2,479,169
		Federal Home Loan Mortgage Corporation—0.9%
1,000,000		6.750%, 9/15/2029	1,489,207
		Tennessee Valley Authority Bonds—2.4%
1,250,000		0.750%, 5/15/2025	1,265,473
2,200,000		2.875%, 2/1/2027	2,476,731
		TOTAL	3,742,204
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,341,148)	7,710,580
		INVESTMENT COMPANY—11.8%
18,624,154		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3] (IDENTIFIED COST $18,624,154)	18,624,154
		TOTAL INVESTMENT IN SECURITIES—116.0% (IDENTIFIED COST $173,180,465)	183,463,846
		OTHER ASSETS AND LIABILITIES - NET—(16.0)%[4]	(25,337,934)
		TOTAL NET ASSETS—100%	$158,125,912
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/29/2020	$3,781,382
Purchases at Cost	$55,270,443
Proceeds from Sales	$(40,427,671)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2020	$18,624,154
Shares Held as of 11/30/2020	18,624,154
Dividend Income	$13,597

1	All or a portion of the To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of November 30, 2020.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$80,840,287	$—	$80,840,287
U.S. Treasuries	—	33,866,030	—	33,866,030
Commercial Mortgage-Backed Securities	—	18,380,862	—	18,380,862
Collateralized Mortgage Obligations	—	15,121,429	—	15,121,429
Asset-Backed Securities	—	8,920,504	—	8,920,504
Government Agencies	—	7,710,580	—	7,710,580
Investment Company	18,624,154	—	—	18,624,154
TOTAL SECURITIES	$18,624,154	$164,839,692	$—	$183,463,846

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit